Condensed Consolidated Balance Sheets (Q2) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real estate investments:
Land	$ 65,510,507	$ 65,358,321	$ 86,775,988
Buildings and improvements	278,389,463	272,397,472	309,904,890
Tenant origination and absorption costs	23,570,335	23,792,057	27,266,610
Total investments in real estate property	367,470,305	361,547,850	423,947,488
Accumulated depreciation and amortization	(38,377,298)	(32,091,211)	(20,411,794)
Total Investment in Real Estate Property, Net	329,093,007	329,456,639	403,535,694
Investment in unconsolidated entity (Note 5)		10,002,368	10,388,588
Investment in unconsolidated entity	9,987,703	10,002,368
Total real estate investments, net	339,080,710	339,459,007	413,924,282
Real estate investments held for sale, net	5,375,746	24,585,739	0
Total real estate investments	344,456,456	364,044,746	413,924,282
Cash and cash equivalents	7,865,974	8,248,412	6,823,568
Restricted cash	2,508,471	129,118	113,362
Receivable from sale of real estate property	0	1,824,383	0
Tenant receivables	7,155,823	6,665,790
Above-market lease intangibles, net	755,929	820,842	1,251,734
Prepaid expenses and other assets	4,506,724	2,171,717	1,867,777
Other assets related to real estate investments held for sale	671,265	1,079,361	0
Goodwill, net	17,320,857	17,320,857	50,588,000
Intangible assets, net	4,313,799	5,127,788	7,700,000
Total assets	389,555,298	407,433,014	490,917,263
Liabilities and Equity
Mortgage notes payable, net	181,576,606	175,925,918	194,039,207
Mortgage notes payable related to real estate investments held for sale, net	4,381,426	9,088,438	0
Total mortgage notes payable, net	185,958,032	185,014,356	194,039,207
Credit facility, net	2,889,303	5,978,276	7,649,861
Economic relief note payable	0	517,000	0
Accounts payable, accrued and other liabilities	7,953,386	7,579,624	11,555,161
Share repurchases payable	1,001,243	2,980,559	0
Below-market lease intangibles, net	11,830,587	12,565,737	14,591,359
Interest rate swap derivatives	1,240,336	1,743,889	1,021,724
Other liabilities related to real estate investments held for sale	227,433	801,337	0
Total liabilities	211,100,320	217,180,778	236,675,009
Commitments and contingencies
Redeemable common stock	10,413,691	7,365,568	14,069,692
Preferred stock, $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0	0
Additional paid-in-capital	215,317,098	224,288,417
Cumulative distributions and net losses	(97,886,364)	(92,012,686)	(31,168,948)
Total Modiv Inc. equity	117,438,287	132,283,668	189,569,562
Noncontrolling interests in the Operating Partnership	50,603,000	50,603,000	50,603,000
Total equity	168,041,287	182,886,668	240,172,562
Total liabilities and equity	389,555,298	407,433,014	490,917,263
Common Class C
Liabilities and Equity
Common stock, value issued	7,490	7,874	23,647
Common Class S
Liabilities and Equity
Common stock, value issued	$ 63	$ 63	$ 187